CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Assets
Cash and cash equivalents	¥ 1,891,131	$ 290,661	¥ 404,678
Restricted cash (including restricted cash of the consolidated trusts of RMB nil and RMB44,775 as of December 31, 2016 and 2017, respectively)	2,392,573	367,732	802,887
Short-term investments	1,958,910	301,079	260,000
Quality assurance fund receivable	1,152,769	177,177	286,812
Property, equipment and software, net	108,248	16,637	37,629
Intangible asset	63,760	9,799
Goodwill	50,411	7,749
Loans receivable, net of provision for loan losses of RMB1,084 and RMB47,670 as of December 31, 2016 and 2017, respectively (including loans receivable, net of provision for loan losses of the consolidated trusts of RMB28,225 and RMB647,793, respectively)	681,794	104,790	28,225
Financial guarantee derivative assets			167,291
Investment in equity investees	8,857	1,361	2,428
Available-for-sale securities	3,377	519
Accounts receivable	17,773	2,732	14,195
Deferred tax assets	128,361	19,729	31,718
Loan extended to related party			11,010
Prepaid expenses and other assets	145,699	22,395	100,418
Total assets	8,603,663	1,322,360	2,147,291
Liabilities, Mezzanine Equity and Shareholders’ Equity (Deficit):
Payable to platform customers (including payable to platform customers of the consolidated variable interest entity (“VIE”) and VIE’s subsidiaries without recourse to the Company of RMB421,659 and RMB1,113,966 as of December 31, 2016 and 2017, respectively)	1,113,966	171,213	421,659
Quality assurance fund payable (including quality assurance fund payable of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB473,704 and RMB2,062,844 as of December 31, 2016 and 2017, respectively)	2,062,844	317,053	473,704
Deferred revenue (including deferred revenue of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB162,896 and RMB256,240 as of December 31, 2016 and 2017, respectively)	265,094	40,744	162,896
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB81,303 and RMB130,533 as of December 31, 2016 and 2017, respectively)	156,831	24,105	84,534
Taxes payable (including taxes payable of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB85,195 and RMB140,064 as of December 31, 2016 and 2017, respectively)	257,143	39,522	85,209
Provision for payment to investor reserve fund investor (including provision for payment to investor reserve fund of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB nil and RMB107,660 as of December 31, 2016 and 2017, respectively)	107,660	16,547
Financial guarantee derivative liabilities (including financial guarantee derivative liabilities of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB nil and RMB215,770 as of December 31, 2016 and 2017, respectively)	215,770	33,163
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of RMB30,084 and RMB502,641 as of December 31, 2016 and 2017 respectively)	502,641	77,255	30,084
Due to related party (including due to related party of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB15,634 and RMB700,137 as of December 31, 2016 and 2017, respectively)	11,972	1,840	15,634
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE’s subsidiaries without recourse to the Company of RMB nil and nil as of December 31, 2016 and 2017, respectively)	15,940	2,450
Accrued expenses and other liabilities (including accrued expensesand other liabilities of the consolidated VIE and VIE’s subsidiarieswithout recourse to the Company of RMB92,314 and RMB194,780 as of December 31, 2016 and 2017, respectively)	211,614	32,524	101,349
Total liabilities	4,921,475	756,416	1,375,069
Commitments and contingencies
Mezzanine equity
Total mezzanine equity			1,210,645
PPDAI Group Inc. Shareholders’ deficit:
Additional paid-in capital	5,951,044	914,659
Statutory reserves	55,090	8,467	15,662
Accumulated other comprehensive income (loss)	14,917	2,293	(85,017)
Accumulated deficit	(2,398,984)	(368,716)	(369,068)
Total PPDAI Group Inc. shareholders’ equity (deficit)	3,622,167	556,719	(438,423)
Non-controlling Interest	60,021	9,225
Total shareholders’ equity (deficit)	3,682,188	565,944	(438,423)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	8,603,663	1,322,360	2,147,291
Series A Convertible Redeemable Preferred Shares
Mezzanine equity
Total mezzanine equity			369,033
Series B Convertible Redeemable Preferred Shares
Mezzanine equity
Total mezzanine equity			339,781
Series C Convertible Redeemable Preferred Shares
Mezzanine equity
Total mezzanine equity			¥ 501,831
Class A Ordinary Shares
PPDAI Group Inc. Shareholders’ deficit:
Ordinary shares	56	9
Class B Ordinary Shares
PPDAI Group Inc. Shareholders’ deficit:
Ordinary shares	¥ 44	$ 7